Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Financial Assets

All figures in £ millions	2022	2021 1

At beginning of year	113	138

Exchange differences	9	1

Acquisition of investments	12	4

Disposal of investments	(48)	(54)

Fair value movements - OCI	18	4

Fair value movements - income statement	29	20

At end of year	133	113

1.	Comparative balances have been restated – see Note 1b.